Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Credit carryforward	$ 2,660	$ 2,660	$ 6,091
Stock based compensation	287	287	241
Other	59	59	553
Net operating losses	145,931	146,637	153,914
Gross deferred tax assets	148,937	149,643	160,799
Valuation allowance	(139,840)	(139,840)	(160,799)
Net deferred tax assets	$ 9,097	$ 9,803